UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 W. Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  April 30, 2010

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

EuroPac International Value Fund

Class A

SEMI-ANNUAL REPORT
April 30, 2010

www.europacificfunds.com

EuroPac International Value Fund
a series of the Investment Managers Series Trust

Table of Contents

Fund Expenses	1
Schedule of Investments	2
Statement of Assets and Liabilities	6
Statement of Operations	7
Statement of Changes in Net Assets	8
Financial Highlights	9
Notes to Financial Statements	10
Supplemental Information	17

This report and the financial statements contained herein are provided for the general information of the shareholders of the EuroPac International Value Fund.  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

EuroPac International Value Fund
Fund Expenses – April 30, 2010 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments, and redemption fees and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 4/7/10 to 4/30/10.

Actual Expenses
The information in the table under the headings “Actual Performance” provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid during Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the tables under the headings “Hypothetical (5% annual return before expenses)” provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information under the headings “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value*	Ending Account Value	Expenses Paid During Period**
	4/7/10	4/30/10	4/7/10 – 4/30/10

Actual Performance	$1,000.00	$973.00	$1.14
Hypothetical (5% annual return before expenses)	$1,000.00	$1,002.14	$1.15
* The Fund commenced operations on April 7, 2010.
** Expenses are equal to the Fund’s annualized expense ratio of 1.75% multiplied by the average account value over the period, multiplied by the number of days in the most recent period divided by 365.  The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

EuroPac International Value Fund
SCHEDULE OF INVESTMENTS - As of April 30, 2010 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS – 90.3%
	CONSUMER DISCRETIONARY – 7.4%
370,000	Ajisen China Holdings Ltd.	$396,375
31,700	Esprit Holdings Ltd.	227,074
198,000	Texwinca Holdings Ltd.	211,510
27,765	Vivendi S.A.	728,342
		1,563,301
	CONSUMER STAPLES – 12.5%
33,000	Asahi Breweries Ltd.	592,319
8,236	Leroy Seafood Group ASA	195,392
13,790	Nestle S.A.	674,757
284,000	Olam International Ltd.	535,855
1,111,000	Thai Beverage PCL	230,178
37,000	Wilmar International Ltd.	185,778
8,480	Woolworths Ltd.	211,832
		2,626,111
	ENERGY – 23.6%
9,020	ARC Energy Trust UIT	194,377
56,000	China Shenhua Energy Co., Ltd.	240,302
15,930	Crescent Point Energy Corp.	676,060
50,050	Ensign Energy Services, Inc.	676,498
5,400	Fred Olsen Energy ASA	197,505
21,595	Nordic American Tanker Shipping Ltd.	674,628
13,605	Origin Energy Ltd.	204,616
15,150	Peyto Energy Trust UIT	197,615
87,580	Precision Drilling Trust UIT*	664,739
21,665	Royal Dutch Shell PLC	679,803
22,610	Statoil ASA	546,703
		4,952,846
	FINANCIALS – 7.0%
138,000	Ascendas Real Estate Investment Trust REIT	192,664
395,155	CFS Retail Property Trust REIT	696,758
32,710	Sparebank 1 SR Bank	298,549
1,439	Unibail-Rodamco S.E. REIT	271,972
		1,459,943
	HEALTH CARE – 2.1%
30,340	CML Healthcare Income Fund UIT	341,392
3,220	CSL Ltd.	96,218
		437,610

EuroPac International Value Fund
SCHEDULE OF INVESTMENTS - As of April 30, 2010 (Unaudited)

Number
of Shares		Value
	INDUSTRIALS – 7.4%
168,000	China High Speed Transmission Equipment Group Co., Ltd.	$398,144
30,800	Hong Kong Aircraft Engineering Co., Ltd.	390,506
11,555	Imtech N.V.	364,409
700,000	Sichuan Expressway Co., Ltd.	400,527
		1,553,586
	INFORMATION TECHNOLOGY – 3.3%
46,000	Kingboard Chemical Holdings Ltd.	246,614
1,800	Nidec Corp.	184,531
23,000	VTech Holdings Ltd.	257,130
		688,275
	MATERIALS – 15.0%
6,185	ArcelorMittal	240,163
6,910	BHP Billiton Ltd.	252,603
8,325	Goldcorp, Inc.	359,890
609,000	Midas Holdings Ltd.	459,894
15,924	Newcrest Mining Ltd.	480,676
1,845	Potash Corp. of Saskatchewan, Inc.	203,872
1,500,000	Shougang Concord International Enterprises Co., Ltd.	271,034
1,035	Syngenta A.G.	262,238
32,680	Yamana Gold, Inc.	355,232
7,410	Yara International ASA	257,123
		3,142,725
	TELECOMMUNICATION SERVICES – 5.0%
10,000	China Mobile Ltd.	97,890
125,000	StarHub Ltd.	212,162
27,960	Vivo Participacoes S.A. ADR	740,101
		1,050,153
	UTILITIES – 7.0%
60,000	Cheung Kong Infrastructure Holdings Ltd.	224,048
29,711	Cia Energetica de Minas Gerais ADR	479,833
30,000	CLP Holdings Ltd.	210,161
4,960	E.ON A.G.	182,914
330,000	Sound Global Ltd.	213,899
1,165,700	Thai Tap Water Supply PCL	152,825
		1,463,680

	TOTAL COMMON STOCKS (Cost $19,304,870)	18,938,230

EuroPac International Value Fund
SCHEDULE OF INVESTMENTS - As of April 30, 2010 (Unaudited)

Principal		Value
	SHORT-TERM INVESTMENTS – 19.5%
$4,090,433	UMB Money Market Fiduciary, 0.03%†	$4,090,433
	TOTAL SHORT-TERM INVESTMENTS (Cost $4,090,433)	4,090,433

Number
of Shares		Value
	WARRANTS – 0.0%
1,700	Kingboard Chemical Holdings Ltd.*^
	Exercise Price: $5.15, Expiration Date: 10/31/2012	0
	TOTAL WARRANTS (Cost $0)	0

	TOTAL INVESTMENTS – 109.8% (Cost $23,395,303)	23,028,663
	Liabilities less Other Assets – (9.8)%	(2,050,405)
	TOTAL NET ASSETS – 100.0%	$20,978,258

* Non-income producing security
† The rate quoted is the annualized seven-day yield of the Fund at the period end.
^ Fair valued under direction of the Board of Trustees.
ADR - American Depositary Receipt
PLC - Public Limited Company
REIT - Real Estate Investment Trust
UIT - Unit Investment Trust

See accompanying Notes to Financial Statements.

EuroPac International Value Fund
SUMMARY OF INVESTMENTS BY COUNTRY - As of April 30, 2010 (Unaudited)

Percent of
Investment
Country	Securities
Australia	10.2%
Bermuda	3.6%
Brazil	6.4%
Canada	19.4%
China	6.6%
France	5.3%
Germany	1.0%
Hong Kong	13.4%
Japan	4.1%
Luxembourg	1.3%
Netherlands	5.5%
Norway	7.9%
Singapore	8.4%
Switzerland	4.9%
Thailand	2.0%
100.0%

See accompanying Notes to Financial Statements.

EuroPac International Value Fund
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2010 (Unaudited)

ASSETS
Investments in securities, at value (cost $23,395,303)	$23,028,663
Fund shares sold	773,434
Dividends and interest	39,357
Unrealized gain on forward exchange contracts	2,938
Prepaid expenses	52,070
Total assets	23,896,462

LIABILITIES
Payables:
Investment securities purchased	2,846,914
Due to Advisor	31,064
Distribution Plan (Note 6)	1,678
Administration fees	2,142
Custody fees	2,268
Fund accounting fees	2,914
Transfer agent fees	2,615
Trustees fees	456
Chief Compliance Officer fees	473
Accrued other expenses	19,804
Unrealized loss on forward exchange contracts	7,876
Total liabilities	2,918,204

NET ASSETS	$20,978,258

COMPONENTS OF NET ASSETS
Capital (par value of $0.01 per share with an unlimited number of shares authorized)	$21,333,462
Accumulated net investment income	37,983
Accumulated net realized loss on investments and foreign currency	(25,080)
Net unrealized depreciation on:
Investments	(366,640)
Foreign currency	(1,467)
Net Assets	$20,978,258

Maximum Offering Price per Share
Class A Shares:
Net assets applicable to shares outstanding	$20,978,258
Shares of beneficial interest issued and outstanding	2,155,458
Redemption price	9.73
Maximum sales charge (4.50%* of offering price)	0.46
Maximum offering price to public	$10.19

See accompanying Notes to Financial Statements.

EuroPac International Value Fund
STATEMENT OF OPERATIONS
For the Period April 7, 2010 through April 30, 2010 (Unaudited)

INVESTMENT INCOME
Income
Dividends (net of foreign withholding taxes of $6,884)	$49,652
Interest	71
Total income		$49,723

Expenses
Advisory fees	7,715
Distribution fees - (Note 6)	1,678
Fund accounting fees	2,914
Administration fees	2,142
Transfer agent fees	2,615
Offering cost	2,139
Registration fees	1,464
Custody fees	2,268
Audit fees	1,612
Legal fees	473
Chief compliance officer fees	473
Trustees' fees and expenses	456
Insurance fees	473
Shareholder reporting fees	427
Miscellaneous	376

Total expenses		27,225
Less: Advisory fees waived		(7,715)
Less: Other expenses waived or reimbursed		(7,770)
Net expenses		11,740
Net investment income		37,983

REALIZED AND UNREALIZED LOSS FROM INVESTMENTS AND FOREIGN CURRENCY:
Net realized loss on:
Investments		(12,825)
Foreign currency transactions		(12,255)
Net realized loss		(25,080)
Net unrealized depreciation on:
Investments		(366,640)
Foreign currency translations		(1,467)
Net unrealized depreciation		(368,107)
Net realized and unrealized loss on investments and foreign currency		(393,187)

Net Decrease in Net Assets from Operations		$(355,204)

See accompanying Notes to Financial Statements.

EuroPac International Value Fund
STATEMENT OF CHANGES IN NET ASSETS
	For the Period
	April 7, 2010*
	to April 30, 2010
	(Unaudited)
INCREASE IN NET ASSETS FROM:
Operations
Net investment income	$37,983
Net realized loss on investments and foreign currency	(25,080)
Net unrealized depreciation on investments and foreign currency	(368,107)
Net decrease in net assets resulting from operations	(355,204)

Capital Transactions
Net proceeds from shares sold	21,347,991
Reinvestment of distributions	-
Cost of shares redeemed	(14,529	) **
Net change in net assets from capital transactions	21,333,462

Total increase in net assets	20,978,258

NET ASSETS
Beginning of period	-
End of period	$20,978,258

Accumulated net investment income	$37,983

	April 7, 2010*
	through April 30, 2010
	Shares	Paid-in Capital
Shares sold	2,156,954	$21,347,991
Shares reinvested	-	-
Shares redeemed	(1,496)	(14,529)
Net increase	2,155,458	$21,333,462

*The Fund commenced operations on April 7, 2010.
**Net of redemption fee proceeds of $297.

See accompanying Notes to Financial Statements.

EuroPac International Value Fund
FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout the period.
	For the Period
	April 7, 2010*
	to April 30, 2010
	(Unaudited)
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income	0.02
Net realized and unrealized loss on investments and foreign currency	(0.29)
Total from investment operations	(0.27)

Net asset value, end of period	$9.73

Total return(a)	-2.70	% *

Ratios and Supplemental Data
Net assets, end of period	$20,978

Ratio of expenses to average net assets
Before fees waived and expenses absorbed	2.90	% †
After fees waived and expenses absorbed	1.75	% †
Ratio of net investment income to average net assets	5.66	% †
Portfolio turnover rate	0.5	% *

(a)
Does not include payment of maximum sales charge of 4.50%. If the sales charges were included, total return would be lower. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on the redemption of Fund shares

*	Not annualized. The Fund commenced operations on April 7, 2010.
†	Annualized.

See accompanying Notes to Financial Statements.

EuroPac International Value Fund
NOTES TO FINANCIAL STATEMENTS – April 30, 2010 (Unaudited)

Note 1 – Organization
EuroPac International Value Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to provide long-term capital appreciation. The Fund commenced investment operations on April 7, 2010.

Note 2 –Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (OTC) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Fair value pricing may be applied to non-U.S. securities.  The trading hours for most non-U.S. securities end prior to the close of the NYSE, the time that the Fund’s net asset value per share (“NAV”) is calculated.  The occurrence of certain events after the close of non-U.S. markets, but prior to the close of the NYSE (such as a significant surge or decline in the U.S. market) may result in an adjustment to the trading prices of non-U.S. securities when non-U.S. markets open on the following business day.  If such events occur, the Fund may value non-U.S. securities at fair value, taking into account such events, when the NAV is calculated.

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

The Fund incurred offering costs of approximately $32,785, which are being amortized over a one-year period from April 7, 2010 (commencement of operations).

EuroPac International Value Fund
NOTES TO FINANCIAL STATEMENTS – April 30, 2010 (Unaudited)
(Continued)

(c) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Fund’s NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(d) Forward Foreign Currency Exchange Contracts
The Fund may utilize forward foreign currency exchange contracts (“forward contracts”) under which it is obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations.  All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations.  The Fund records realized gains or losses at the time the forward contract is settled.  Counter-parties to these forward contracts are major U.S. financial institutions.

(e) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) addresses the accounting for uncertainty in income taxes and establishes for all entities, including pass-through entities, such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken or expected to be taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction). The Fund recognizes tax benefits only if it is more likely than not that a tax position (including the Fund’s assertion that its income is exempt from tax) will be sustained upon examination.  The Fund had no material uncertain tax positions and has not recorded a liability for unrecognized tax benefits as of December 31, 2009.

(f) Distributions to Shareholders
The Fund will make distributions of net investment income quarterly and capital gains, if any, at least annually.  Distributions to shareholders are recorded on the ex-dividend date.  The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

EuroPac International Value Fund
NOTES TO FINANCIAL STATEMENTS – April 30, 2010 (Unaudited)
(Continued)

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.  Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Euro Pacific Asset Management, LLC (the “Advisor”).  Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 1.15% of the Fund’s average daily net assets.  The Advisor has contractually agreed to waive its fee and, if necessary, to reimburse other operating expenses in order to limit total annual operating expenses to 1.75% of the Fund's average daily net assets until April 6, 2011.

For the period April 7, 2010 through April 30, 2010, the Advisor waived its advisory fees and reimbursed expenses in the amount of $15,485.  The Advisor may recover from the Fund fees and expenses previously waived or reimbursed, if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit in place at the time the expenses were incurred.  At April 30, 2010, the amount of these potentially recoverable expenses was $15,485.  The Advisor is permitted to seek reimbursement from the Fund for a period three fiscal years following the fiscal year in which such reimbursements occurred.

Grand Distribution Services, LLC (“GDS”) serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”), an affiliate of GDS, serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration Corporation (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a. (“UMBNA”), an affiliate of UMBFS, serves as the Fund’s custodian.

The amount of net selling commissions retained by the Distributor and/or a broker-dealer affiliated with the Advisor for the period April 7, 2010 through April 30, 2010 was $90,474.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators.  For the period April 7, 2010 through April 30, 2010, the Fund’s allocated fees incurred for Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Cipperman & Co. provides Chief Compliance Officer (“CCO”) services to the Trust.  The Fund’s allocated fees incurred for CCO services for the period April 7, 2010 through April 30, 2010, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At April 30, 2010, gross unrealized appreciation and depreciation of investments and foreign currency owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$23,318,569

Gross unrealized appreciation	176,783
Gross unrealized (depreciation)	(561,186)
Net unrealized appreciation/(depreciation) on investments and foreign currency translations	$(384,403)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

EuroPac International Value Fund
NOTES TO FINANCIAL STATEMENTS – April 30, 2010 (Unaudited)
(Continued)

Note 5 - Investment Transactions
For the period April 7, 2010 through April 30, 2010, purchases and sales of investments, excluding short-term investments, were $19,408,228 and $90,532, respectively.

Note 6 - Distribution Plan
The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, that allows the Fund to pay distribution fees for the sale and distribution of its shares.  The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets, payable to the Advisor as the distribution coordinator.

For the period April 7, 2010 through April 30, 2010, distribution fees incurred are disclosed on the Statement of Operations.

Note 7 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Note 8 –Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

EuroPac International Value Fund
NOTES TO FINANCIAL STATEMENTS – April 30, 2010 (Unaudited)
(Continued)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of April 30, 2010, in valuing the Fund’s assets carried at fair value:

		Level 1	Level 2	Level 3	Total
		(Quoted Price)	(Other Significant Observable Inputs)	(Significant Unobservable Inputs)
Assets Table
Investments, at Value:
Common Stocks:
Consumer Discretionary		$-	$1,563,301	$-	$1,563,301
Consumer Staples		-	2,626,111	-	2,626,111
Energy		3,083,917	1,868,929	-	4,952,846
Financials		-	1,459,943	-	1,459,943
Health Care		341,392	96,218	-	437,610
Industrials		-	1,553,586	-	1,553,586
Information Technology		-	688,275	-	688,275
Materials		1,159,157	1,983,568	-	3,142,725
Telecommunication Services		740,101	310,052	-	1,050,153
Utilities		479,833	983,847	-	1,463,680
Short-Term Investments		4,090,433	-	-	4,090,433
Warrants		-	-	-	-
Total Investments, at Value		9,894,833	13,133,830	-	23,028,663
Other Financial Instruments*
Foreign Currency Exchange	Contracts to Buy	2,363,016	-	-	2,363,016
Total Assets		$12,257,849	$13,133,830	$-	$25,391,679

*Other financial instruments are not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investments.

Note 9 – Derivative and Hedging Disclosure
Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows.

The Fund’s policies permit the Fund to enter into forward contracts principally to hedge either specific transactions or portfolio positions in an attempt to minimize currency value fluctuations.  Forward contracts involve an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days, agreed upon by the parties, from the date of the contract, at a price set at the time of the contract.  The forward contracts were bought or sold to protect the Fund, to some degree, from a possible loss resulting from an adverse change in the relationship between foreign currencies and the United States dollar (“US$”). Although such contracts may minimize the risk of loss due to a decline in value of the hedged currency, the contracts may limit any potential gain that may result from currency increases.

EuroPac International Value Fund
NOTES TO FINANCIAL STATEMENTS – April 30, 2010 (Unaudited)
(Continued)

The risks to the Fund of entering into forward contracts include currency risks, such as fluctuations in the value of foreign currencies and the performance of foreign currencies relative to the US$; exchange control regulations; and costs incurred in connection with conversions between various currencies (fees may also be incurred when converting foreign investments to US$).  As a result, the relative strength of the US$ may be an important factor in the performance of the Fund.

At April 30, 2010, the Fund had the following forward contracts outstanding:

					Currency	Unrealized
Settlement Date	Receive		Deliver		Value	Gain/(Loss)
	Contract to Buy
May 3, 2010	69,848	AUD	64,595	USD	64,630	$35
May 3, 2010	48,406	CAD	48,305	USD	47,653	$(652)
May 3, 2010	52,512	CHF	48,396	USD	48,796	$400
May 3, 2010	53,398	EUR	70,449	USD	71,097	$648
May 3, 2010	1,512,003	HKD	194,745	USD	194,741	$(4)
May 3, 2010	282,698	NOK	47,317	USD	47,923	$606
May 3, 2010	63,074	SGD	46,073	USD	46,029	$(44)
May 4, 2010	67,533	AUD	62,738	USD	62,488	$(250)
May 4, 2010	267,059	CAD	266,766	USD	262,906	$(3,860)
May 4, 2010	47,509	CHF	43,966	USD	44,147	$181
May 4, 2010	146,849	EUR	194,840	USD	195,523	$683
May 4, 2010	1,463,595	HKD	188,535	USD	188,507	$(28)
May 4, 2010	630,497	NOK	106,636	USD	106,882	$246
May 4, 2010	149,927	SGD	109,668	USD	109,412	$(256)
May 5, 2010	150,015	AUD	139,484	USD	138,809	$(675)
May 5, 2010	43,755	EUR	58,278	USD	58,258	$(20)
May 5, 2010	38,739	EUR	51,596	USD	51,579	$(17)
May 5, 2010	826,317	NOK	139,867	USD	140,078	$211
May 5, 2010	95,938	SGD	70,140	USD	70,012	$(128)
May 6, 2010	11,966,170	JPY	128,475	USD	127,286	$(1,189)
May 7, 2010	9,994,992	JPY	106,875	USD	106,318	$(557)
May 10, 2010	16,916,333	JPY	180,210	USD	179,942	$(268)

Net unrealized loss on forward contracts						$(4,938)

For the period April 7, 2010 through April 30, 2010, the Fund entered into 89 forward contracts resulting in a realized loss of ($37,232).

EuroPac International Value Fund
NOTES TO FINANCIAL STATEMENTS – April 30, 2010 (Unaudited)
(Continued)

Note 10 – Events Subsequent to the Fiscal Period End
The Fund has adopted financial reporting rules regarding subsequent events which requires an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.  There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

EuroPac International Value Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreement (Unaudited)

At an in-person meeting held on March 24-25, 2010, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), reviewed and unanimously approved the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Euro Pacific Asset Management, LLC (“EPAM”) with respect to the EuroPac International Value Fund series of the Trust (the “Fund”) for an initial two-year term.  In approving the Advisory Agreement, the Board of Trustees, including the Independent Trustees, determined that the Advisory Agreement is in the best interests of the Fund.

Background

In advance of the meeting, the Board received information about the Advisory Agreement from EPAM and Mutual Fund Administration Corporation and UMB Fund Services, Inc., the Trust’s co-administrators.  In addition, the Independent Trustees received a memorandum from their legal counsel discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed approval of the Advisory Agreement. Before voting the Independent Trustees discussed approval of the Advisory Agreement in a private session at which no representatives of EPAM were present.

In approving the Advisory Agreement, the Board (including the Independent Trustees) considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Advisory Agreement, and each Trustee may have attributed different weight to the various factors.

Nature, Extent and Quality of Services

The Board and the Independent Trustees considered the overall quality of services expected to be provided to the Fund by EPAM and discussed the specific responsibilities of EPAM under the Advisory Agreement.  The Board and the Independent Trustees also considered information regarding the resources that EPAM would commit to managing the Fund, including information about the personnel that would be involved in managing the Fund’s investments. In addition, they considered information about EPAM’s investment philosophy and process, its research process and its brokerage and trading practices. They also considered a report on certain policies and procedures of EPAM, including information about its code of ethics.  The Board and the Independent Trustees determined that the nature, extent and quality of the services to be provided by EPAM were satisfactory.

EuroPac International Value Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Advisory Fees and Expense Ratio

The Board and the Independent Trustees reviewed a comparison of the Fund’s proposed management fee to the current advisory fees of other funds in the Fund’s peer group.  In addition, they reviewed a comparison of the Fund’s estimated expenses to the current expenses of other funds in its peer group. In assessing this information, the Board (including the Independent Trustees) noted, among other things, that the proposed advisory fees to be paid by the Fund and the Fund’s estimated total expenses were generally consistent with those of its peer group.  The Board and the Independent Trustees determined that the fees and expenses for the Fund were reasonable in light of the nature, extent and quality of the services to be provided by EPAM.

Estimated Profitability of Advisory Agreement

The Board and the Independent Trustees reviewed information about EPAM’s expected revenues with respect to the Fund. Based on the information provided, the Board and the Independent Trustees determined that the estimated profitability of the Advisory Agreement to EPAM was reasonable in light of the nature, extent and quality of services to be provided to the Fund.

Economies of Scale

The Board and the Independent Trustees noted that initially, the Fund’s asset levels would likely be too low to achieve significant economies of scale. As a result, the Board and the Independent Trustees concluded that the matter of such economies, and the extent to which the Fund’s fee levels reflect those economies for the benefit of Fund investors, would be reviewed in the future as Fund assets grow.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that the Advisory Agreement is in the best interests of the Fund and, accordingly, approved the Advisory Agreement for an initial two-year term.

Investment Advisor
Euro Pacific Asset Management, LLC
1201 Dove Street, Suite 370
Newport Beach, California  92660

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania  19103

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri  64106

 Fund Co-Administrator
Mutual Fund Administration Corporation
2220 E. Route 66, Suite 226
Glendora, California  91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, Wisconsin  53233-2301

Distributor
Grand Distribution Services, LLC
803 W. Michigan Street
Milwaukee, Wisconsin  53233

FUND INFORMATION

	TICKER	CUSIP
EuroPac International Value Fund	EPIVX	461 418 766

Privacy Principles of the EuroPac International Value Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund.  The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the EuroPac International Value Fund for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at 1-888-558-5851, on the Fund’s website at www.europacificfunds.com or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling 1-888-558-5851, on the Fund’s website at www.europacificfunds.com or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC website at  www.sec.gov or by calling the Fund at 1-888-558-5851. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

EuroPac International Value Fund
803 West Michigan Street
Milwaukee, WI 53233-2301
Toll Free: 1-888-558-5851

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 8, 2008.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	July 6, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	July 6, 2010

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	July 6, 2010